Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information
Entity Registrant Name	Regional Health Properties,Inc.
Entity Central Index Key	0001697416
Document Type	S-4
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company